EAI SELECT MANAGERS EQUITY FUND (THE "FUND")

                                   SUPPLEMENT

                            DATED AS OF MAY 15, 2003

                                       TO

                 MAY 1, 2003 STATEMENT OF ADDITIONAL INFORMATION

CHANGE IN OFFICERS. At a meeting of the Board of Trustees of the Fund, including the "non-interested" Trustees (as defined in the Investment Company Act of 1940, as amended) held on May 15, 2003, the Trustees agreed to replace William C. Crerend as Vice President and Elke Bartel as Secretary with Andrew R. Mylott.

As a result of this change, the Statement of Additional Information is amended to delete references to William C. Crerend and Elke Bartel and add Andrew R. Mylott to the following sections:

TABLE OF TRUSTEES AND OFFICERS (PAGE 4) Under the heading "Officers" information on William C. Crerend shall be replaced with the following:

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TRUSTEE'S/OFFICER'S NAME, ADDRESS1,
AGE, POSITION(S) HELD WITH FUND AND                                                        OTHER
LENGTH OF SERVICE AS AN EAI SELECT       PRINCIPAL OCCUPATION(S) DURING PAST FIVE          DIRECTORSHIPS
TRUSTEE OR OFFICER2:                     YEARS:                                            HELD:
-----------------------------------------------------------------------------------------------------------
Andrew R. Mylott (38)*                   Associate, Schulte Roth & Zabel LLP               None
Vice President and Secretary since       (1998-1999); Counsel to the Manager
2003                                     (1999-2000); Vice President & Counsel
                                         of the Manager, Holding and the Distributor.
-----------------------------------------------------------------------------------------------------------

TABLE OF TRUSTEES AND OFFICERS (PAGE 5) Under the heading "Officers (cont'd)" information on Elke Bartel shall be struck in its entirety.

"PRINCIPAL SHAREHOLDERS OF THE FUND" (PAGE 6) Keith Stransky, a Trustee and officer of the Fund, and Andrew R. Mylott, an officer of the Fund, serve on the committee overseeing the Parent's role as Plan Administrator for the Evaluation Associates 401(k) Plan.

"THE MANAGER AND THE SUBADVISERS" (PAGE 7) The following persons are affiliated with both the Manager and the Fund: Messrs. Maisano, Stransky, Mylott and Gwiazdowski.

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